Related Party Transactions (Details) - Schedule of remuneration paid to related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of remuneration paid to related parties [Abstract]
Salaries and benefits	$ 926	$ 33,078	$ 3,500